Earnings Per Share (Tables) - Successor [Member]	12 Months Ended
Dec. 31, 2019
Schedule of a Reconciliation of Basic and Diluted Common Shares Outstanding

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the period (in thousands except shares and per share amounts).

Date	Transaction Detail	Change in Shares	Period from January 1, 2019 to December 31, 2019 Weighted Average Ordinary Shares Outstanding
December 31, 2018	Beginning Balance		85,562,769
January 9, 2019	Other	33,796	33,055
February 19, 2019	NPS equity stock earn-out (1)	1,300,214	1,300,214
August 14, 2019	Restricted stock vesting	250,310	96,009
November 12, 2019	Restricted stock vesting	40,200	5,507
December 31, 2019	Ending Balance		86,997,554

Date	Transaction Detail	Changes in Shares	Period from June 7, 2018 to December 31, 2019 Weighted Average Ordinary Shares Outstanding
June 7, 2018	Beginning Balance		11,730,425
June 7, 2018	Backstop shares	4,829,375	4,829,375
June 7, 2018	Underwriter shares	307,465	307,465
June 7, 2018	Shares issued to NPS/GES	53,690,315	53,690,315
June 7, 2018	Shares transferred to perm equity	15,005,189	15,005,189
December 31, 2018	NPS equity stock earn-out (1)	1,300,214	6,251
December 31, 2018	Ending Balance		85,569,020

(1)	The NPS equity stock earn-out has been included in the computation of basic earnings per share (“EPS”) as the conditions for issuance were satisfied as of December 31, 2018.

	Period from January 1, 2019 to	Period from June 7, 2018 to
	December 31, 2019	December 31, 2018
	Shares for Use in Allocation	Shares for Use in Allocation
	to Participating Earnings	to Participating Earnings
Weighted average ordinary shares outstanding	$86,997,554	$85,569,020
Non-vested, participating restricted shares	1,419,361	760,000
Shares for use in allocation of participating earnings	$88,416,915	$86,329,020

Schedule of Basic and Diluted Earnings Per Common Share

Basic earnings per share (EPS):

	Period from January 1 to December 31, 2019	Period from June 7, 2018 to December 31, 2018
Net income	$39,364	$35,143
Less dividends to:	-	-
Ordinary Shares	-	-
Non-vested participating shares	-	-
Undistributed Successor Period Earnings	$39,364	$35,143

Allocation of earnings to Ordinary Shares	$38,732	$34,834
Allocation of earnings to Nonvested Shares	632	309

	Ordinary Shares	Ordinary Shares
Distributed Earnings	$-	$-
Undistributed Earnings	0.45	0.41
Total	$0.45	$0.41

Diluted earnings per share (EPS):

	Period from January 1 to December 31, 2019			Period from June 7, 2018 to December 31, 2018
Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

As reported — basic	$38,732	86,997,554	$0.45	$34,834	85,569,020	$0.41

Add-back:
Undistributed earnings allocated to nonvested shareholders	632	-		309	-
NPS equity stock earn-out	-	-		-	1,293,963	$(0.01)
12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)	-	-		-	-
22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)	-	-		-	-

Less:
Undistributed earnings reallocated to nonvested shareholders	(632)	-		(305)	-

Diluted EPS — Ordinary shares	$38,732	86,997,554	$0.45	$34,838	86,862,983	$0.40

The following table sets forth the calculation of basic and diluted earnings per common share for the periods presented:

	2018	2017
	Period from
	January 1 to	Year Ended
	June 6	December 31
Weighted average basic common shares outstanding	348,524,566	342,250,000
Dilutive potential common shares	21,475,434	27,750,000
Weighted average dilutive common shares outstanding	370,000,000	370,000,000
Basic:
Net Income	7,617	30,626
Less: Earnings allocated to participating securities	(192)	(39)
Net income available to basic common shares	7,425	30,587
Basic earnings per common share	0.02	0.09
Diluted:
Net Income	7,617	30,626
Less: Earnings allocated to participating securities	(181)	(36)
Net income available to diluted common shares	7,436	30,590
Diluted earnings per common share	0.02	0.08